Financial instruments by category (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Current financial assets available-for-sale	$ 3,828,000	$ 2,572,000
Borrowings	479,732,000	595,977,000
Fair value
Disclosure of fair value measurement of assets [line items]
Current financial assets available-for-sale	3,828,000	2,572,000
Settlement receivables	34,461,000	5,243,000
Redemption option derivative asset
Disclosure of fair value measurement of assets [line items]
Borrowings, net of unamortized discount and transaction costs	5,597,000
Borrowings	(5,597,000)	0
Term loan
Disclosure of fair value measurement of assets [line items]
Borrowings	197,761,000	$ 0
Term loan | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	$ 200,000,000